Note to Consolidated Statements of Cash flows - Summary of Movements In Net Debt (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	¥ 53,114,715	¥ 44,796,562	¥ 28,942,594
Cash flows	(11,559,013)	5,725,310	14,031,853
Redemption of convertible promissory note		(3,697,127)
Acquisitions-leases	254,383	589,488	501,663
Disposals-leases	(169,073)	(72,455)	(62,087)
Foreign exchange adjustments	704,533	2,566,575	(640,396)
Accrued expense	2,514,701	3,206,362	2,022,935
Ending Balance	44,860,246	53,114,715	44,796,562
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	36,915,513	25,927,417	10,315,445
Cash flows	104,949	8,675,099	15,242,903
Foreign exchange adjustments	246,223	772,437	(227,077)
Accrued expense	1,556,599	1,540,560	596,146
Ending Balance	38,823,284	36,915,513	25,927,417
Bond payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,143,348
Cash flows	(2,298,222)	2,010,782
Foreign exchange adjustments	79,167	75,524
Accrued expense	75,707	57,042
Ending Balance	0	2,143,348
Convertible promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	5,164,139	10,669,498	10,117,188
Cash flows	(50,900)	(3,863,265)	(100,937)
Redemption of convertible promissory note		(3,697,127)
Foreign exchange adjustments	89,012	1,009,422	(239,754)
Accrued expense	448,017	1,045,611	893,001
Ending Balance	5,650,268	5,164,139	10,669,498
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	748,807	794,544	979,419
Cash flows	(474,546)	(604,172)	(663,160)
Acquisitions-leases	254,383	589,488	501,663
Disposals-leases	(169,073)	(72,455)	(62,087)
Foreign exchange adjustments	0		0
Accrued expense	27,123	41,402	38,709
Ending Balance	386,694	748,807	794,544
Optionally convertible promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	8,142,908	7,405,103	7,530,542
Cash flows	(8,840,294)	(493,134)	(446,953)
Acquisitions-leases	0	0	0
Disposals-leases	0	0	0
Foreign exchange adjustments	290,131	709,192	(173,565)
Accrued expense	407,255	521,747	495,079
Ending Balance	¥ 0	¥ 8,142,908	¥ 7,405,103